Personnel expenses (Details) kr in Millions	12 Months Ended
	Dec. 31, 2022 SEK (kr)	Dec. 31, 2021 SEK (kr)	Dec. 31, 2020 SEK (kr)
Personnel expenses
Pensions	kr (72)	kr (66)	kr (64)
Social insurance	(78)	(70)	(68)
Other personnel expenses	(19)	(17)	(15)
Total personnel expenses	kr (402)	kr (359)	(347)
Salary ratio of CEO to median employee	8.75	8.75
Percentage of increase of salary ratio of CEO to median employee	0.00%
Board of Directors and the Chief Executive Officer
Personnel expenses
Salaries and remuneration	kr (8)	kr (8)	(7)
Senior Executives
Personnel expenses
Salaries and remuneration	(24)	(25)	(25)
Remuneration excluding benefits	23	25
Pensionable remuneration	24	25
Other employees
Personnel expenses
Salaries and remuneration	(201)	(173)	kr (168)
Chief Executive Officer (CEO)
Personnel expenses
Pensionable remuneration	kr 5	kr 5